UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2005

Item 1:	Schedule of Investments

Vanguard Energy Fund
Schedule of Investments
April 30, 2005

	Shares	Market Value ($000)
COMMON STOCKS (91.7%)
UNITED STATES (51.3%)

Coal (4.2%)
Peabody Energy Corp.	2,572,200	$112,585
CONSOL Energy, Inc.	2,095,100	90,592
Arch Coal, Inc.	1,033,300	45,817

		248,994

Energy Miscellaneous (3.3%)
Valero Energy Corp.	2,029,600	139,088
Sunoco, Inc.	609,100	60,459

		199,547

Machinery--Oil Well Equipment & Services (7.7%)
Schlumberger Ltd.	2,070,600	141,650
Baker Hughes, Inc.	2,081,900	91,853
Halliburton Co.	2,199,700	91,485
* Weatherford International Ltd.	1,427,600	74,449
* Nabors Industries, Inc.	942,000	50,746
Rowan Cos., Inc.	305,200	8,097

		458,280

Materials & Processing (0.8%)
Ashland, Inc.	683,500	45,959

Offshore Drilling (3.9%)
* Transocean Inc.	2,798,700	129,776
GlobalSantaFe Corp.	3,105,800	104,355

		234,131

Oil--Crude Producers (9.7%)
Burlington Resources, Inc.	1,965,800	95,558
Premcor, Inc.	1,252,300	82,840
Noble Energy, Inc.	1,108,000	71,045
EOG Resources, Inc.	1,487,600	70,735
Anadarko Petroleum Corp.	886,100	64,721
Devon Energy Corp.	1,253,600	56,625
* Newfield Exploration Co.	737,200	52,363
Cabot Oil & Gas Corp.	1,431,300	42,137
XTO Energy, Inc.	1,382,000	41,695

		577,719

Oil--Integrated Domestic (5.6%)
ConocoPhillips Co.	1,800,780	188,812
Occidental Petroleum Corp.	1,316,300	90,825
Amerada Hess Corp.	554,400	51,920

		331,557

Oil--Integrated International (14.6%)
ExxonMobil Corp.	7,254,300	413,713
ChevronTexaco Corp.	4,604,700	239,444
Unocal Corp.	1,947,600	106,242
Marathon Oil Corp.	2,263,500	105,411

		864,810

Utilities--Gas Pipelines (1.5%)
Equitable Resources, Inc.	1,344,400	77,491
Williams Cos., Inc.	823,100	14,009

		91,500

TOTAL UNITED STATES		3,052,497

INTERNATIONAL (40.4%)

Australia (3.1%)
BHP Billiton Ltd. ADR	7,265,500	183,672

Brazil (1.2%)
Petrol Brasil ADR	1,743,800	73,118

Canada (8.7%)
EnCana Corp.	1,528,000	97,578
Canadian Natural Resources Ltd.	1,903,300	94,289
Shell Canada Ltd.	1,044,700	70,093
Talisman Energy, Inc.	1,871,986	56,639
* Western Oil Sands Inc.	1,238,545	55,031
Canadian Oil Sands Trust	844,235	54,053
Petro Canada	894,700	49,638
Suncor Energy, Inc.	1,099,500	40,528

		517,849

China (0.7%)
China Petroleum and Chemical Corp. ADR	1,068,500	41,875

France (4.4%)
Total SA ADR	2,365,700	262,380

Hong Kong (0.7%)
CNOOC Ltd. ADR	724,150	38,974

India (0.1%)
(1)Oil & Natural Gas Corp., Ltd. Warrants Exp. 5/15/2005	234,300	4,367

Italy (3.2%)
ENI SpA ADR	1,517,700	190,411

Netherlands (2.5%)
Royal Dutch Petroleum Co. ADR	2,017,800	117,537
Fugro NV	340,562	31,784

		149,321

Norway (3.0%)
Statoil ASA ADR	5,504,800	96,279
Norsk Hydro AS ADR	1,012,000	79,351

		175,630

Russia (1.8%)
OAO Lukoil Holding Sponsored ADR	408,200	55,311
* OAO Gazprom-Sponsored ADR	1,035,329	34,942
* Surgutneftegaz ADR	459,300	16,053

		106,306

South Africa (0.7%)
Sasol Ltd. Sponsored ADR	1,798,600	41,817

Spain (1.1%)
Repsol YPF, SA ADR	2,584,900	65,372

United Kingdom (9.2%)
BP PLC ADR	3,669,800	223,491
BG Group PLC	18,719,800	145,374
Shell Transport & Trading Co. ADR	2,632,400	141,807
National Grid Transco PLC	3,770,474	37,122

		547,794

TOTAL INTERNATIONAL		2,398,886

TOTAL COMMON STOCKS
(Cost $3,318,600)		5,451,383

TEMPORARY CASH INVESTMENTS (11.0%)

Money Market Fund (3.1%)
Vanguard Market Liquidity Fund, 2.829%**	184,489,800	184,490

	Face
	Amount
	($000)

Repurchase Agreements (7.9%)
Bank of America
2.970%, 5/2/05
(Dated 4/29/2005, Repurchase Value $255,263,000, collateralized
by Federal National Mortgage Assn., 6.000%, 4/1/2035)	$255,200	255,200
Goldman Sachs & Co.
2.970%, 5/2/05
(Dated 4/29/2005, Repurchase Value $212,052,000,
collateralized by Federal Home Loan Bank, 3.000%, 8/15/2005,
Federal Home Loan Mortgage Corp., 1.960%-4.500%,
9/2/2005-2/1/2019, Federal National Mortgage Assn.,
3.100%-5.000%, 7/28/2008-4/1/2035)
	212,000	212,000

		467,200

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $651,690)		651,690

TOTAL INVESTMENTS (102.7%)
(Cost $3,970,290)		6,103,073

OTHER ASSETS AND LIABILITIES--NET (-2.7%)		(159,881)

NET ASSETS (100%)		$5,943,192

 *Non-income-producing security.
**Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the value of this security represented 0.1% of net assets.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At April 30, 2005, the cost of investment securities for tax purposes was $3,970,290,000. Net unrealized appreciation of investment securities for tax purposes was $2,132,783,000, consisting of unrealized gains of $2,134,149,000 on securities that had risen in value since their purchase and $1,366,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 14, 2005

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.